Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Trade and Other Receivables [Line Items]
Third parties	RM 11,310,279		RM 15,266,925	$ 2,464,489
Related parties	2,499,319		1,305,724	544,597
Trade receivables	13,809,598		16,572,649	3,009,086
Less: Allowance for expected credit losses on trade receivables	(2,518,122)		(1,757,638)	(548,694)
Net trade receivables	11,291,476		14,815,011	2,460,392
Deposits	4,122,755		195,507	898,341
Prepayments	466,629		28,578	101,678
Deposit, prepayment and other receivables	13,068,732		720,437	2,847,652
Total	28,949,592		15,759,533	6,308,063
Movement in allowance for expected credit losses on trade receivables as follows:
Beginning balances	1,757,638		1,415,211	382,986
Additional	756,973	$ 164,943	342,427
Currency realignment	3,511	$ 765
Ending balance	2,518,122		1,757,638	548,694
Not Past Due [Member]
Schedule of Trade and Other Receivables [Line Items]
Net trade receivables	5,961,854		11,643,721	1,299,077
Past Due [Member]
Schedule of Trade and Other Receivables [Line Items]
Net trade receivables	7,847,744		4,928,928	1,710,009
Receivable Due [Member]
Schedule of Trade and Other Receivables [Line Items]
Net trade receivables	RM (2,518,122)		RM (1,757,638)	$ (548,694)